Related party transactions - Schedule of Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Deposits	$ 12,698,068	$ 12,745,909
Accrued interest and other liabilities	170,509	189,799
Directors and Executives
Related Party Transaction [Line Items]
Deposits	92,182	92,182
Wholly-owned subsidiary
Related Party Transaction [Line Items]
Loans	8,884	9,056
Deposits	545	811
Accrued interest and other liabilities	175	167
Related Party
Related Party Transaction [Line Items]
Deposits	9,365	9,441
Accrued interest and other assets	$ 461	$ 0